AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 98.9%
Common Stocks
Agricultural Products — 1.4%
Darling Ingredients, Inc.*	82,963	$4,845,039
Aluminum — 0.7%
Norsk Hydro ASA (Norway)	337,277	2,517,240
Building Products — 0.7%
Carrier Global Corp.	51,228	2,343,681
Coal & Consumable Fuels — 0.5%
NAC Kazatomprom JSC (Kazakhstan), GDR	55,375	1,635,982
Construction & Engineering — 0.7%
Quanta Services, Inc.(a)	13,803	2,300,132
Construction Machinery & Heavy Trucks — 2.0%
Caterpillar, Inc.	9,304	2,129,128
Cummins, Inc.	9,525	2,275,332
Epiroc AB (Sweden)(Class B Stock)	135,446	2,309,417
		6,713,877
Construction Materials — 0.9%
Martin Marietta Materials, Inc.	3,643	1,293,484
Vulcan Materials Co.	9,342	1,602,713
		2,896,197
Copper — 4.3%
ERO Copper Corp. (Brazil)*	145,041	2,565,986
First Quantum Minerals Ltd. (Zambia)	115,400	2,652,962
Freeport-McMoRan, Inc.	83,100	3,399,621
Southern Copper Corp. (Mexico)(a)	75,031	5,721,114
		14,339,683
Diversified Metals & Mining — 7.7%
Anglo American PLC (South Africa)	55,177	1,835,271
BHP Group Ltd. (Australia)	185,135	5,852,844
Boliden AB (Sweden)	139,685	5,487,415
Grupo Mexico SAB de CV (Mexico)(Class B Stock)	535,574	2,533,425
IGO Ltd. (Australia)	345,502	2,962,727
Rio Tinto Ltd. (Australia)	34,095	2,739,526
South32 Ltd. (Australia)	1,531,700	4,488,999
		25,900,207
Electric Utilities — 4.3%
FirstEnergy Corp.	49,800	1,994,988
Iberdrola SA (Spain)	69,139	861,320
NextEra Energy, Inc.	48,201	3,715,333
PG&E Corp.*	172,516	2,789,584
Southern Co. (The)	72,593	5,051,021
		14,412,246
Electrical Components & Equipment — 2.3%
Hubbell, Inc.	13,824	3,363,517
Schneider Electric SE	16,745	2,798,490
Shoals Technologies Group, Inc. (Class A Stock)*	68,816	1,568,317
		7,730,324
	Shares	Value
Common Stocks (continued)
Fertilizers & Agricultural Chemicals — 4.2%
CF Industries Holdings, Inc.	45,402	$3,291,191
FMC Corp.	32,761	4,001,101
Nutrien Ltd. (Canada)(a)	91,176	6,733,348
		14,025,640
Forest Products — 0.7%
Svenska Cellulosa AB SCA (Sweden)(Class B Stock)(a)	117,209	1,543,705
West Fraser Timber Co. Ltd. (Canada)	9,555	681,541
		2,225,246
Gold — 3.9%
Franco-Nevada Corp. (Canada)	27,614	4,027,782
Newcrest Mining Ltd. (Australia)	112,211	2,003,011
Newmont Corp.	48,400	2,372,568
Northern Star Resources Ltd. (Australia)	363,421	2,980,110
Perseus Mining Ltd. (Australia)	982,860	1,560,118
		12,943,589
Industrial Gases — 3.8%
Air Products & Chemicals, Inc.	12,228	3,512,004
Linde PLC	25,733	9,146,537
		12,658,541
Industrial Machinery — 1.3%
Sandvik AB (Sweden)	129,541	2,749,611
Weir Group PLC (The) (United Kingdom)	76,982	1,766,079
		4,515,690
Integrated Oil & Gas — 20.2%
BP PLC (United Kingdom), ADR	178,542	6,773,883
Chevron Corp.	56,419	9,205,324
Equinor ASA (Norway)	292,266	8,308,661
Exxon Mobil Corp.	89,846	9,852,512
Galp Energia SGPS SA (Portugal)	374,294	4,235,240
OMV AG (Austria)	43,941	2,017,910
Shell PLC (Netherlands)	250,372	7,135,252
Suncor Energy, Inc. (Canada)	218,302	6,777,619
TotalEnergies SE (France)	227,193	13,396,146
		67,702,547
Metal & Glass Containers — 1.5%
Ball Corp.	53,068	2,924,578
Verallia SA (France), 144A	47,519	2,023,672
		4,948,250
Multi-Utilities — 3.1%
Ameren Corp.	35,053	3,028,229
CMS Energy Corp.	37,621	2,309,177
Dominion Energy, Inc.	42,028	2,349,785
DTE Energy Co.	10,883	1,192,124
Sempra Energy	10,256	1,550,297
		10,429,612
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AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil & Gas Equipment & Services — 5.3%
Baker Hughes Co.	73,683	$2,126,491
Cactus, Inc. (Class A Stock)	30,206	1,245,393
ChampionX Corp.	73,563	1,995,764
Halliburton Co.	44,658	1,412,979
Schlumberger NV	89,187	4,379,082
TechnipFMC PLC (United Kingdom)*	319,572	4,362,158
TGS ASA (Norway)	133,390	2,400,235
		17,922,102
Oil & Gas Exploration & Production — 15.3%
Canadian Natural Resources Ltd. (Canada)	92,861	5,138,790
Chesapeake Energy Corp.	59,935	4,557,457
ConocoPhillips	98,821	9,804,031
Coterra Energy, Inc.	69,100	1,695,714
EOG Resources, Inc.	65,811	7,543,915
Hess Corp.	62,917	8,326,436
Kosmos Energy Ltd. (Ghana)*	403,600	3,002,784
Magnolia Oil & Gas Corp. (Class A Stock)(a)	108,380	2,371,354
Pioneer Natural Resources Co.	20,431	4,172,828
Southwestern Energy Co.*	390,600	1,953,000
Tourmaline Oil Corp. (Canada)	26,965	1,123,691
Whitecap Resources, Inc. (Canada)	225,600	1,744,373
		51,434,373
Oil & Gas Refining & Marketing — 2.7%
Marathon Petroleum Corp.	33,232	4,480,671
Valero Energy Corp.	33,765	4,713,594
		9,194,265
Oil & Gas Storage & Transportation — 0.7%
TC Energy Corp. (Canada)(a)	59,315	2,307,947
Packaged Foods & Meats — 1.0%
Bakkafrost P/F (Faroe Islands)	51,954	3,354,123
Paper Packaging — 1.7%
Avery Dennison Corp.	9,352	1,673,353
Packaging Corp. of America	22,716	3,153,662
Westrock Co.	32,386	986,802
		5,813,817
Paper Products — 0.8%
UPM-Kymmene OYJ (Finland)	77,331	2,597,393
Railroads — 0.9%
Norfolk Southern Corp.	6,014	1,274,968
Union Pacific Corp.	8,781	1,767,264
		3,042,232
Semiconductor Equipment — 0.6%
SolarEdge Technologies, Inc.*	6,590	2,003,030
Specialized REITs — 1.3%
PotlatchDeltic Corp.(a)	49,400	2,445,300
Rayonier, Inc.(a)	59,627	1,983,194
		4,428,494
	Shares	Value
Common Stocks (continued)
Specialty Chemicals — 3.8%
Akzo Nobel NV (Netherlands)	33,071	$2,586,637
Covestro AG (Germany), 144A	45,046	1,865,505
RPM International, Inc.	34,927	3,047,032
Sherwin-Williams Co. (The)	17,755	3,990,791
Shin-Etsu Chemical Co. Ltd. (Japan)	35,000	1,136,137
		12,626,102
Steel — 0.6%
Reliance Steel & Aluminum Co.	8,460	2,172,020

Total Long-Term Investments (cost $316,911,974)		331,979,621
Short-Term Investments — 7.9%
Affiliated Mutual Fund — 6.8%
PGIM Institutional Money Market Fund (cost $22,880,363; includes $22,724,708 of cash collateral for securities on loan)(b)(we)	22,888,417	22,876,973
Unaffiliated Fund — 1.1%
Dreyfus Government Cash Management (Institutional Shares)	3,884,073	3,884,073
(cost $3,884,073)

Total Short-Term Investments (cost $26,764,436)		26,761,046

TOTAL INVESTMENTS—106.8% (cost $343,676,410)		358,740,667

Liabilities in excess of other assets — (6.8)%		(22,993,400)

Net Assets — 100.0%		$335,747,267

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22,407,374; cash collateral of $22,724,708 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

A2

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3